SCHEDULE OF OPERATIONS BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total revenues	$ 60,822		$ 98,773	$ 72,102
Livestreaming ecommerce	60,691		98,899	64,609
Total cost of revenues	(60,691)		(98,899)	(64,609)
Total other income	1,016		2,102	526
Total other expense	2,897		9	170
Loss from operations	(11,215)		(10,576)	(1,834)
Total assets	37,108		38,006
Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	60,822	$ 70,894	98,773	72,483
Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Livestreaming ecommerce	(60,691)	(68,466)	(98,899)	(65,677)
Total cost of revenues	60,691	68,466	98,899	65,677
Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	1,016	1,547	2,102	1,334
Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	9,290	12,669	12,543	20,571
Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	175			(141)
Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense	2,897	117	9	170
Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(11,215)	(8,811)	(10,576)	(12,460)
Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	37,108		38,006
Sale of tile products [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues				381
Sale of tile products [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Livestreaming ecommerce				1,068
Total cost of revenues				(1,068)
Sale of tile products [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income				808
Sale of tile products [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses				458
Sale of tile products [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)				(141)
Sale of tile products [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations				(196)
Sale of tile products [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets
Consulting income and software [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	238	44	164	1,009
Livestreaming e-commerce [member] | Operating segments [member] | Revenues [member]
IfrsStatementLineItems [Line Items]
Total revenues	60,584	70,850	98,609	71,093
Livestreaming e-commerce [member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Livestreaming ecommerce	60,691	68,338	98,710	62,651
Total cost of revenues	(60,691)	(68,338)	(98,710)	(62,651)
Livestreaming e-commerce [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	755	884	1,257	50
Livestreaming e-commerce [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	1,589	3,895	1,236	8,514
Livestreaming e-commerce [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense		108
Livestreaming e-commerce [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(941)	(607)	(80)	(22)
Livestreaming e-commerce [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	4,004		4,514
Business Management And Consulting [Member] | Operating segments [member] | Cost of revenues [member]
IfrsStatementLineItems [Line Items]
Livestreaming ecommerce		128	189	1,958
Total cost of revenues		(128)	(189)	(1,958)
Business Management And Consulting [Member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Total other income	6	363	545	12
Business Management And Consulting [Member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	264	251	303	1,035
Business Management And Consulting [Member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	170
Business Management And Consulting [Member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense		9	9
Business Management And Consulting [Member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(190)	19	208	(1,972)
Other segment [member] | Operating segments [member] | Other incomes [member]
IfrsStatementLineItems [Line Items]
Other	255	300	300	464
Other segment [member] | Operating segments [member] | Operating costs and expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs and expenses	7,437	8,523	11,004	10,564
Other segment [member] | Operating segments [member] | Bad debt expense reversal [member]
IfrsStatementLineItems [Line Items]
Total bad debt expense (reversal)	5
Other segment [member] | Operating segments [member] | Other expenses [member]
IfrsStatementLineItems [Line Items]
Total other expense	2,897			170
Other segment [member] | Operating segments [member] | Income loss from operations [member]
IfrsStatementLineItems [Line Items]
Loss from operations	(10,084)	$ (8,223)	(10,704)	$ (10,270)
Other segment [member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	12,899		13,948
Business Management And Consulting Services Segment [Member] | Operating segments [member] | Segment assets [member]
IfrsStatementLineItems [Line Items]
Total assets	$ 20,205		$ 19,544